SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Chengdu Future Talented Management and Consulting Co, Ltd [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	¥ 30,000,000	¥ 30,000,000	¥ 30,000,000
Antelope Holdings (Chengdu) Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	47,365,376	65,250,000	62,250,000
Hainan Antelope Holding [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	63,726,000	63,726,000
Antelope Future Yangpu [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	60,970,159	63,726,000
Antelope Investment Hainan [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	50,000,000	50,000,000
Antelope Ruicheng Investment [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	47,245,000	50,000,000
Hainan Kylin Cloud Service Technology [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	4,500,000
Anhui Kylin Cloud Service Technology [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	¥ 4,900,000